Prepayment and Other Current Assets	6 Months Ended
Jun. 30, 2022
Prepayment and Other Current Assets [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS

Note 5 - Prepayment and OTHER CURRENT ASSETS

Prepayment and other current assets consist of prepaid expenses, other receivables, and deposits.

As of June 30, 2022 and December 31, 2021, prepayment and other current assets consisted of the following:

	June 30,	December 31,
	2022	2021
Prepaid input VAT	$3,023,964	$2,848,547
Prepaid expenses	-	51,301
Deposits and others	93,716	26,577
Total prepayment and other current assets	$3,117,680	$2,926,425